Staff (Details Narrative) - Employees	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of employees			119
Full Time [Member]
Statement Line Items [Line Items]
Number of employees			106
Ph.D or M.D. Degree [Member]
Statement Line Items [Line Items]
Number of employees			21
Directly or Indirectly in Production [Member]
Statement Line Items [Line Items]
Number of employees			15
Research, Clinical Development and Regulatory Activities [Member]
Statement Line Items [Line Items]
Number of employees			2
Clinical and Regulatory Tasks [Member]
Statement Line Items [Line Items]
Number of employees			10
Marketing and Sales [Member]
Statement Line Items [Line Items]
Number of employees			51
Management Business Development or Marketing Finance Human Resources or Administrative Support [Member]
Statement Line Items [Line Items]
Number of employees			41
Germany [Member]
Statement Line Items [Line Items]
Number of employees	89	75	69
United States [Member]
Statement Line Items [Line Items]
Number of employees			44
Spain [Member]
Statement Line Items [Line Items]
Number of employees	8	7	6
United Kingdom [Member]
Statement Line Items [Line Items]
Number of employees	3	3	3
Employees World Wide [Member]
Statement Line Items [Line Items]
Number of employees			119